Parent company financial statement - Financial Position (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Assets
Non-current assets	¥ 2,421,083	¥ 1,287,137
Other current assets	37,785	36,516
Cash	279,420	516,446
Current assets	849,700	1,552,329
Total assets	3,270,783	2,839,466
Shareholders' equity
Share capital	268	268
Share premium	134,583	134,583
Accumulated losses	1,424,850	1,242,906
Total shareholders' equity	2,216,860	2,037,641	¥ 1,687,719	¥ 1,334,813
Liabilities
Other payables due to related parties	89,439	72,537
Current liabilities	1,018,534	775,310
Total liabilities	1,053,923	801,825
Total shareholders' equity and liabilities	3,270,783	2,839,466
Parent [Member]
Assets
Other receivables due from subsidiaries	5,077	27,237
Long-term investment	10,091	0
Non-current assets	15,168	27,237
Other receivables due from related parties	42,830	69,591
Other current assets	1,233	225
Cash	23,244	891	¥ 390	¥ 526
Current assets	67,307	70,707
Total assets	82,475	97,944
Shareholders' equity
Share capital	268	268
Share premium	134,583	134,583
Translation reserve	8,343	16,161
Accumulated losses	(60,796)	(55,739)
Total shareholders' equity	82,398	95,273
Liabilities
Other payables due to third parties	75	2,669
Other payables due to related parties	2	2
Current liabilities	77	2,671
Total liabilities	77	2,671
Total shareholders' equity and liabilities	¥ 82,475	¥ 97,944